Segment Information Segment Information (Operating Profit) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Operating profit	$ 62.9	$ 45.3	$ 89.7	$ (32.9)	$ 174.8	$ 196.2	$ 110.7	$ (47.4)	$ 165.0	$ 434.3	$ 539.8
Total costs to implement restructuring initiatives	20.9	(1.9)	2.9	27.2	27.1	0.8	41.5	17.2	49.1	86.6	53.4
Venezuelan special items	1.9	5.7	6.2	106.4	1.4	2.0	18.0	115.7	120.2	137.1	49.6
Pension settlement charge	1.1	6.2	0.0	0.0	2.0	1.4	6.1	0.0	7.3	9.5	0.0
Other items	3.1	0.0	0.0	0.0					3.1	0.0	0.0
Asset impairment and other charges	$ 6.9	$ 0.0	$ 0.0	$ 0.0					6.9	0.0	42.1
FCPA [Member]
Segment Reporting Information [Line Items]
FCPA accrual					$ 0.0	$ 0.0	$ 0.0	$ 46.0	0.0	46.0	89.0
Operating Segments [Member]
Segment Reporting Information [Line Items]
Operating profit									725.9	1,085.6	1,239.0
Operating Segments [Member] | EMEA Segment [Member]
Segment Reporting Information [Line Items]
Operating profit									311.2	432.3	525.7
Operating Segments [Member] | South Latin America Segment [Member]
Segment Reporting Information [Line Items]
Operating profit									238.9	466.0	495.2
Operating Segments [Member] | North Latin America Segment [Member]
Segment Reporting Information [Line Items]
Operating profit									107.2	128.3	152.3
Operating Segments [Member] | Asia Pacific Segment [Member]
Segment Reporting Information [Line Items]
Operating profit									68.6	59.0	65.8
Other operating segments and business activities [Member]
Segment Reporting Information [Line Items]
Operating profit									16.9	24.3	54.0
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Unallocated global expenses									$ (391.2)	$ (396.4)	$ (519.1)